Personnel expenses - Summary of detailed information about personnel expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure Of Personnel Expenses Explanatory [Abstract]
Salaries and short-term employee benefits	$ 5,402	$ 4,307
Post-employment benefits	295	230
Share-based compensation	1,059	851
Termination benefits	87
Employee benefits expense	$ 6,843	$ 5,388